Provision for Dividends	12 Months Ended
Dec. 31, 2024
Provision for Dividends [Abstract]
Provision for dividends
22.	Provision for dividends:

As of December 31, 2024 and 2023, this item is composed as follows:

	2024	2023
	MCh$	MCh$

Provisions for dividends	362,218	373,090
Total	362,218	373,090

(a)	The changes at the end of each period are as follows:

	Provisions for dividends	Total
	MCh$	MCh$

Balances as of January 1, 2023	422,830	422,830
Provisions established	373,090	373,090
Provisions used	(422,830)	(422,830)
Provisions released	—	—
Balances as of December 31, 2023	373,090	373,090
Provisions established	362,218	362,218
Provisions used	(373,090)	(373,090)
Provisions released	—	—
Balances as of December 31, 2024	362,218	362,218